UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS - 67.2%
ARGENTINA - 0.2%
USD	150	Genneia SA, 8.75%, 01/20/2020(a)(b)	$163,800

AUSTRALIA - 0.1%
USD	52	FMG Resources August 2006 Pty Ltd., 4.75%, 02/15/2022(a)(b)	52,780

AZERBAIJAN - 0.5%
USD	371	Southern Gas Corridor CJSC, 6.88%, 03/24/2026(a)(c)	424,257

BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 03/04/2018(a)(b)	206,020

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	234,938

BELGIUM - 0.2%
EUR	120	KBC Group NV, 5.63%, 03/19/2019(a)(b)(d)(e)	155,318

BRAZIL - 3.3%
USD	222	Azul Investments LLP, 5.88%, 10/26/2021(a)(b)	220,890
USD	220	Caixa Economica Federal, 7.25%, 07/23/2019(a)(b)	229,724
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043(a)(b)	502,700
USD	130	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/2020(a)(b)	128,727
USD	220	MARB BondCo PLC, 6.88%, 01/19/2021(a)(b)	216,700
USD	420	OAS Finance Ltd., 8.88%, 04/25/2018(a)(b)(d)(f)(g)	27,300
USD	1,270	Petrobras Global Finance BV, 6.00%, 01/27/2028(a)	1,280,605
USD	66	QGOG Atlantic / Alaskan Rigs Ltd., 5.25%, 03/02/2018(a)(b)	64,925

			2,671,571

CANADA - 1.7%
USD	411	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2020(a)(b)	442,853
USD	164	GFL Environmental, Inc., 5.63%, 05/01/2019(a)(b)	169,740
USD	209	MEG Energy Corp., 6.38%, 03/05/2018(a)(b)	179,740
USD	54	MEG Energy Corp., 6.50%, 01/15/2020(a)(b)	52,785
USD	145	MEG Energy Corp., 7.00%, 09/30/2018(a)(b)	125,606
USD	144	Taseko Mines Ltd., 8.75%, 06/15/2019(a)(b)	150,120
USD	85	Teine Energy Ltd., 6.88%, 03/05/2018(a)(b)	87,975
USD	146	Telesat Canada / Telesat LLC, 8.88%, 11/15/2019(a)(b)	162,425

			1,371,244

CHINA - 3.1%
USD	200	361 Degrees International Ltd., 7.25%, 06/03/2019(a)(b)	207,892
USD	200	China Aoyuan Property Group Ltd., 6.35%, 01/11/2020(a)	203,696
USD	200	Future Land Development Holdings Ltd., 5.00%, 02/16/2020(a)	200,001
USD	200	Industrial & Commercial Bank of China Ltd., 6.00%, 12/10/2019(a)(b)(d)	206,945
USD	200	Proven Honour Capital Ltd., 4.13%, 05/06/2026(a)	200,161
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	226,808
USD	330	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	326,140
USD	330	Sinopec Group Overseas Development 2017 Ltd., 3.00%, 04/12/2022(a)	326,118
USD	200	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	203,216
USD	200	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(a)	199,946
USD	200	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(a)(b)	201,078

			2,502,001

COLOMBIA - 0.5%
USD	155	Banco GNB Sudameris SA, 6.50%, 04/03/2022(a)(b)	161,339
USD	275	Bancolombia SA, 4.88%, 10/18/2022(b)	273,350

			434,689

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EL SALVADOR - 0.3%
USD	232	Grupo Unicomer Co. Ltd., 7.88%, 04/01/2021(a)(b)	$251,998

FRANCE - 1.6%
EUR	100	La Financiere Atalian SAS, 4.00%, 05/15/2020(a)(b)	129,431
EUR	270	Novafives SAS, 4.50%, 02/12/2018(a)(b)	340,713
USD	515	SFR Group SA, 6.00%, 03/05/2018(a)(b)	502,614
USD	350	SPCM SA, 4.88%, 09/15/2020(a)(b)	350,875

			1,323,633

GEORGIA - 0.6%
USD	200	BGEO Group JSC, 6.00%, 07/26/2023(a)	208,844
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	267,187

			476,031

GERMANY - 1.3%
EUR	275	DEA Finance SA, 7.50%, 04/15/2019(a)(b)	375,584
EUR	200	Platin 1426 GmbH, 5.38%, 12/15/2019(a)(b)	248,757
EUR	250	PrestigeBidCo GmbH, 6.25%, 12/15/2019(a)(b)	330,873
EUR	117	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	136,182

			1,091,396

GUATEMALA - 0.3%
USD	200	Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(b)	210,840

HONDURAS - 0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020(a)(b)	226,600

HONG KONG - 0.5%
USD	200	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	189,182
USD	200	WTT Investment Ltd., 5.50%, 11/21/2020(a)(b)	201,980

			391,162

INDIA - 3.9%
INR	50,000	Adani Transmission Ltd., 10.25%, 04/15/2021	823,823
INR	50,000	Axis Bank Ltd., 7.60%, 10/20/2023	764,986
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	808,216
USD	200	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(b)	203,021
INR	10,000	NTPC Ltd., 7.25%, 05/03/2022(a)	158,808
USD	200	UPL Corp. Ltd., 3.25%, 10/13/2021(a)	198,698
USD	216	Vedanta Resources PLC, 6.13%, 08/09/2021(a)(b)	217,937

			3,175,489

INDONESIA - 1.0%
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(a)(b)	198,013
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(a)	383,376
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2019(a)(b)	202,515

			783,904

ITALY - 0.2%
USD	200	Wind Tre SpA, 5.00%, 11/03/2020(a)(b)	181,524

KAZAKHSTAN - 0.9%
USD	200	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(a)	214,841
USD	320	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2019(a)(b)	338,534
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(a)(h)	215,124

			768,499

KUWAIT - 0.2%
USD	200	Equate Petrochemical BV, 3.00%, 03/03/2022(a)	196,314

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
LUXEMBOURG - 2.0%
USD	425	Altice Financing SA, 7.50%, 05/15/2021(a)(b)	$441,469
EUR	275	Altice Luxembourg SA, 7.25%, 03/02/2018(a)(b)	334,475
EUR	340	ARD Finance SA, 6.63%, 09/15/2019(b)(i)	450,532
EUR	100	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019(a)(b)(i)	119,077
EUR	200	SIG Combibloc Holdings SCA, 7.75%, 02/15/2018(a)(b)	257,793

			1,603,346

MALAYSIA - 1.6%
MYR	900	Cagamas Bhd, 4.05%, 12/20/2018	231,629
MYR	500	Cagamas Bhd, 4.45%, 11/25/2020	129,352
MYR	400	Cagamas Bhd, 5.80%, 08/08/2018	103,791
USD	200	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	201,503
MYR	200	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	51,657
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020(a)(b)	200,153
USD	200	RHB Bank Bhd, 2.50%, 10/06/2021(a)	195,472
USD	200	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	190,708

			1,304,265

MEXICO - 2.1%
USD	220	Axtel SAB de CV, 6.38%, 11/14/2020(a)(b)	228,250
USD	200	Cemex SAB de CV, 7.75%, 04/16/2021(a)(b)	226,500
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	400,705
USD	280	Petroleos Mexicanos, 6.63%, 06/15/2035	297,108
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	134,875
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026	179,909
USD	224	Unifin Financiera SAB de CV SOFOM ENR, 8.88%, 01/29/2025(a)(b)(d)	227,584

			1,694,931

NETHERLANDS - 0.5%
USD	410	Ziggo Secured Finance BV, 5.50%, 01/15/2022(a)(b)	406,925

NIGERIA - 1.1%
USD	210	Access Bank PLC, 10.50%, 10/19/2021(a)	237,300
USD	200	IHS Netherlands Holdco BV, 9.50%, 10/27/2018(a)(b)	213,254
USD	210	United Bank for Africa PLC, 7.75%, 06/08/2022(a)	219,286
USD	200	Zenith Bank PLC, 7.38%, 05/30/2022(a)	210,600

			880,440

PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(a)	260,000

RUSSIA - 1.9%
USD	240	Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/2022(a)(b)	228,288
USD	301	Evraz Group SA, 5.38%, 03/20/2023(a)	310,497
USD	300	Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/2021(a)	320,250
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	222,940
USD	380	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/2025(a)	435,077

			1,517,052

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
SINGAPORE - 0.7%
USD	200	DBS Group Holdings Ltd., 3.60%, 09/07/2021(a)(b)(d)	$198,285
USD	200	Parkway Pantai Ltd., 4.25%, 07/27/2022(a)(b)(d)	199,670
USD	200	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(e)	200,086

			598,041

SLOVENIA - 0.2%
EUR	100	United Group BV, 4.38%, 07/01/2019(a)(b)	127,663

SPAIN - 0.8%
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, 10/31/2018(a)(b)	130,266
EUR	100	Codere Finance 2 Luxembourg SA,, 6.75%, 10/31/2018(a)(b)	130,266
EUR	290	Obrascon Huarte Lain SA, 4.75%, 03/15/2018(a)(b)	366,559

			627,091

SWITZERLAND - 0.3%
EUR	120	INEOS Group Holdings SA, 5.38%, 08/01/2019(a)(b)	157,925
EUR	100	Selecta Group BV, 6.50%, 02/13/2018(a)(b)	126,228

			284,153

THAILAND - 0.5%
USD	200	PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	207,159
USD	200	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	215,155

			422,314

TURKEY - 1.6%
USD	600	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/2023(a)	612,493
USD	220	Odea Bank AS, 7.63%, 08/01/2022(a)(b)	207,680
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(a)	206,962
USD	250	Yasar Holding AS, 8.88%, 03/05/2018(a)(b)	253,519

			1,280,654

UKRAINE - 0.5%
USD	208	Metinvest BV, 9.37%, 02/18/2018(a)(b)(i)	213,953
USD	210	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022(a)(h)	229,205

			443,158

UNITED ARAB EMIRATES - 0.2%
USD	200	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(b)(d)(e)	203,440

UNITED KINGDOM - 4.6%
EUR	200	Barclays PLC, 6.50%, 09/15/2019(b)(d)	265,408
GBP	100	Boparan Finance PLC, 5.25%, 02/12/2018(a)(b)	141,453
GBP	110	Cabot Financial Luxembourg SA, 6.50%, 03/02/2018(a)(b)	158,439
EUR	130	Corral Petroleum Holdings AB, 11.75%, 05/15/2019(a)(b)(i)	177,800
GBP	110	CYBG PLC, 5.00%, 02/08/2021(a)(b)(e)	165,802
GBP	200	CYBG PLC, 8.00%, 12/08/2022(a)(b)(d)(e)	306,272
USD	200	HSBC Holdings PLC, 6.38%, 09/17/2024(b)(d)	213,980
USD	250	Inmarsat Finance PLC, 4.88%, 03/05/2018(a)(b)	248,125
GBP	100	Lloyds Bank PLC, 13.00%, 01/21/2029(b)(d)(e)	266,328
GBP	300	Moto Finance PLC, 4.50%, 03/15/2019(a)(b)	429,150
GBP	185	Paragon Banking Group PLC (The), 7.25%, 09/09/2021(a)(b)(e)	285,954
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025(a)	256,583
GBP	100	Pizzaexpress Financing 2 PLC, 6.63%, 02/12/2018(a)(b)	134,176
GBP	200	RAC Bond Co. PLC, 5.00%, 07/14/2019(a)(b)	278,681
GBP	100	TalkTalk Telecom Group PLC, 5.38%, 01/15/2019(a)(b)	139,145
GBP	207	Virgin Media Secured Finance PLC, 5.50%, 01/15/2019(a)(b)	306,400

			3,773,696

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES - 26.6%
EUR	200	Adient Global Holdings Ltd., 3.50%, 05/15/2024(a)(b)	$255,846
USD	286	Airxcel, Inc., 8.50%, 02/15/2019(a)(b)	304,232
USD	262	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.63%, 06/15/2019(b)	248,900
EUR	120	Alliance Data Systems Corp., 5.25%, 11/15/2018(a)(b)	156,061
USD	123	Alliance Data Systems Corp., 5.88%, 11/01/2018(a)(b)	126,383
USD	200	Altice US Finance I Corp., 5.38%, 07/15/2018(a)(b)	204,750
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019(b)	285,219
USD	380	American Axle & Manufacturing, Inc., 6.25%, 04/01/2020(a)(b)	397,100
USD	100	AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 05/20/2026(b)	103,500
USD	313	APTIM Corp., 7.75%, 06/15/2020(a)(b)	289,400
USD	39	Aramark Services, Inc., 5.00%, 02/01/2023(a)(b)	39,780
USD	66	Ascend Learning LLC, 6.88%, 08/01/2020(a)(b)	68,310
USD	353	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 04/01/2018(b)	355,647
USD	298	Bank of America Corp., 6.25%, 09/05/2024(b)(d)(e)	322,212
USD	400	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 03/05/2018(a)(b)	415,000
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021(b)	257,400
USD	95	Callon Petroleum Co., 6.13%, 10/01/2019(b)	98,563
USD	355	Calpine Corp., 5.75%, 10/15/2019(b)	336,362
USD	217	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2018(b)	224,052
USD	525	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021(a)(b)	543,375
USD	390	Cengage Learning, Inc., 9.50%, 06/15/2019(a)(b)	369,525
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	101,375
USD	71	Cenveo Corp., 6.00%, 02/01/2019(a)(b)	49,168
USD	92	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2020(a)(b)	93,610
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024(b)	402,985
USD	39	Cheniere Energy Partners LP, 5.25%, 10/01/2020(a)(b)	39,731
USD	262	Citgo Holding, Inc., 10.75%, 02/15/2020	280,340
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(b)	249,600
USD	279	Compass Minerals International, Inc., 4.88%, 05/15/2024(a)(b)	274,815
USD	341	Continental Resources, Inc., 3.80%, 03/01/2024(b)	334,180
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020(a)(b)	238,190
USD	38	Diebold Nixdorf, Inc., 8.50%, 04/15/2019(b)	40,147
USD	285	Dynegy, Inc., 7.63%, 11/01/2019(b)	307,914
USD	71	Dynegy, Inc., 8.13%, 07/30/2020(a)(b)	78,299
USD	320	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2019(a)(b)	352,000
USD	290	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/2018(a)(b)	227,287
USD	300	Equinix, Inc., 5.38%, 04/01/2018(b)	308,250
USD	224	Frontier Communications Corp., 6.88%, 10/15/2024(b)	140,560
USD	90	GCP Applied Technologies, Inc., 9.50%, 02/01/2019(a)(b)	99,225
USD	401	Golden Nugget, Inc., 6.75%, 10/15/2019(a)(b)	414,534
USD	345	Golden Nugget, Inc., 8.75%, 10/01/2020(a)(b)	368,287
USD	322	Goldman Sachs Group, Inc. (The), 5.38%, 05/10/2020(b)(d)(e)	332,465
USD	20	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2019(a)(b)	21,300
USD	270	Hardwoods Acquisition, Inc., 7.50%, 03/05/2018(a)(b)	250,425
USD	299	HCA, Inc., 5.88%, 08/15/2025(b)	313,950
USD	115	HCA, Inc., 7.50%, 02/15/2022	129,088
USD	301	HD Supply, Inc., 5.75%, 04/15/2019(a)(b)	322,070
USD	137	Herc Rentals, Inc., 7.75%, 06/01/2019(a)(b)	150,186

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	189	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 04/01/2020(a)(b)	$194,670
USD	157	JC Penney Corp., Inc., 5.88%, 07/01/2019(a)(b)	150,916
USD	180	JPMorgan Chase & Co., 4.63%, 11/01/2022(b)(d)	174,960
USD	291	KB Home, 7.00%, 09/15/2021(b)	320,100
USD	130	Kindred Healthcare, Inc., 8.75%, 03/05/2018(b)	138,125
USD	185	Lennar Corp., 4.88%, 09/15/2023(b)	191,938
USD	312	Level 3 Financing, Inc., 5.13%, 05/01/2018(b)	312,780
USD	185	Level 3 Financing, Inc., 5.38%, 05/01/2020(b)	184,260
USD	163	Meredith Corp., 6.88%, 02/01/2021(a)(b)	166,871
USD	161	MGM Resorts International, 4.63%, 06/01/2026(b)	162,610
USD	190	Morgan Stanley, 5.55%, 07/15/2020(b)(d)(e)	196,413
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021(a)(b)	147,858
USD	53	MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2022(b)	52,481
USD	170	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 03/05/2018(b)	171,700
USD	305	NCR Corp., 6.38%, 12/15/2018(b)	320,250
USD	110	Neiman Marcus Group Ltd., LLC, 8.00%, 03/05/2018(a)(b)	70,125
USD	329	New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2019(a)(b)	357,376
USD	80	NRG Energy, Inc., 7.25%, 05/15/2021(b)	87,128
USD	130	Oasis Petroleum, Inc., 6.50%, 03/05/2018(b)	132,763
USD	310	Oasis Petroleum, Inc., 6.88%, 03/05/2018(b)	319,300
USD	112	Park-Ohio Industries, Inc., 6.63%, 04/15/2022(b)	119,560
USD	120	PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 06/15/2020(b)	126,402
USD	46	Plastipak Holdings, Inc., 6.25%, 10/15/2020(a)(b)	47,725
USD	167	Post Holdings, Inc., 5.00%, 08/15/2021(a)(b)	163,034
USD	49	Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/2020(a)(b)	49,245
USD	349	Rite Aid Corp., 6.13%, 04/01/2018(a)(b)	325,442
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024(b)	412,104
USD	200	Sable International Finance Ltd., 6.88%, 08/01/2018(a)(b)	210,750
USD	195	Sanchez Energy Corp., 6.13%, 07/15/2018(b)	170,138
USD	385	Scientific Games International, Inc., 7.00%, 03/05/2018(a)(b)	406,175
USD	255	Sinclair Television Group, Inc., 5.63%, 08/01/2019(a)(b)	262,650
USD	245	Springs Industries, Inc., 6.25%, 03/05/2018(b)	250,206
USD	289	Sprint Corp., 7.88%, 09/15/2023	306,100
USD	120	Standard Industries, Inc., 5.38%, 11/15/2019(a)(b)	124,200
USD	120	State Street Corp., 3-month LIBOR + 1.000%, 2.59%, 03/05/2018(b)(j)	107,759
USD	304	Summit Materials LLC / Summit Materials Finance Corp, 6.13%, 07/15/2018(b)	313,880
USD	2	Summit Materials LLC / Summit Materials Finance Corp., 5.13%, 06/01/2020(a)(b)	2,038
USD	360	T-Mobile USA, Inc., 6.00%, 04/15/2019(b)	382,712
USD	119	Tenet Healthcare Corp., 4.63%, 07/15/2020(a)(b)	116,918
USD	330	Tenet Healthcare Corp., 8.13%, 04/01/2022	340,520
USD	85	TransDigm, Inc., 6.50%, 07/15/2019(b)	87,444
USD	293	Ultra Resources, Inc., 6.88%, 04/15/2019(a)(b)	295,930
USD	303	United Rentals North America, Inc., 5.50%, 07/15/2020(b)	319,665
EUR	120	Valeant Pharmaceuticals International, Inc., 4.50%, 05/15/2018(a)(b)	133,388
USD	187	Valvoline, Inc., 5.50%, 07/15/2019(b)	196,818
USD	68	Warrior Met Coal, Inc., 8.00%, 11/01/2020(a)(b)	71,570
USD	120	Weight Watchers International, Inc., 8.63%, 12/01/2020(a)(b)	128,400

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	213	WMG Acquisition Corp., 5.63%, 03/02/2018(a)(b)	$218,857
USD	120	WR Grace & Co-Conn, 5.13%, 10/01/2021(a)	125,700
USD	305	XPO Logistics, Inc., 6.13%, 09/01/2019(a)(b)	321,775
USD	340	Zayo Group LLC / Zayo Capital Inc, 6.38%, 05/15/2020(b)	356,575

			21,667,902

VENEZUELA - 0.4%
USD	1,210	Petroleos de Venezuela SA, 6.00%, 05/16/2024(a)(f)(h)	284,446
USD	152	Petroleos de Venezuela SA, 6.00%, 11/15/2026(a)(f)(h)	34,738

			319,184

Total Corporate Bonds - 67.2% (cost $53,439,284)			54,708,263

GOVERNMENT BONDS - 63.5%
ARGENTINA - 3.9%
ARS	11,630	Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 27.78%, 06/21/2020(j)	651,853
USD	1,530	Argentine Republic Government International Bond, 6.88%, 01/26/2027	1,613,385
USD	340	Argentine Republic Government International Bond, 6.88%, 01/11/2048	328,950
USD	323	Argentine Republic Government International Bond, 7.13%, 07/06/2036	330,429
USD	203	Argentine Republic Government International Bond, 8.28%, 12/31/2033(h)	225,353

			3,149,970

ARMENIA - 0.5%
USD	400	Republic of Armenia International Bond, 6.00%, 09/30/2020(a)	422,000

AUSTRALIA - 9.3%
AUD	3,500	Queensland Treasury Corp., 3.25%, 07/21/2028(a)	2,809,909
AUD	5,200	Treasury Corp. of Victoria, 4.75%, 11/20/2030	4,804,726

			7,614,635

BAHRAIN - 0.5%
USD	220	Bahrain Government International Bond, 7.00%, 01/26/2026(a)	230,450
USD	200	Bahrain Government International Bond, 7.00%, 10/12/2028(a)	203,706

			434,156

BRAZIL - 2.0%
BRL	3,660	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2025	1,173,556
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	480,600

			1,654,156

COLOMBIA - 0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(b)	212,200
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	159,780

			371,980

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	242,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
DOMINICAN REPUBLIC - 2.4%
DOP	41,000	Dominican Republic Bond, 10.50%, 04/07/2023(a)	$936,347
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(a)(h)	224,700
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(a)	113,250
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(a)(h)	645,275

			1,919,572

ECUADOR - 2.1%
USD	200	Ecuador Government International Bond, 8.75%, 06/02/2023(a)	220,000
USD	1,380	Ecuador Government International Bond, 8.88%, 10/23/2027(a)	1,502,475

			1,722,475

EGYPT - 1.4%
USD	200	Egypt Government International Bond, 6.13%, 01/31/2022(a)	211,763
EGP	18,000	Egypt Treasury Bills, Zero Coupon, 05/29/2018	965,424

			1,177,187

EL SALVADOR - 0.6%
USD	440	El Salvador Government International Bond, 7.65%, 06/15/2035(a)	482,900

ETHIOPIA - 0.6%
USD	500	Ethiopia International Bond, 6.63%, 12/11/2024(a)	528,230

GHANA - 0.8%
GHS	1,700	Ghana Government Bond, 21.50%, 03/09/2020	415,678
USD	250	Ghana Government International Bond, 8.13%, 01/18/2026(a)(h)	275,655

			691,333

HONDURAS - 0.5%
USD	330	Honduras Government International Bond, 7.50%, 03/15/2024(a)(h)	371,250

INDIA - 1.1%
INR	50,000	India Government Bond, 7.73%, 12/19/2034	780,300
INR	10,000	National Highways Authority of India, 7.30%, 05/18/2022(a)	157,838

			938,138

INDONESIA - 4.7%
USD	940	Indonesia Government International Bond, 4.13%, 01/15/2025(a)	969,328
USD	800	Indonesia Government International Bond, 5.13%, 01/15/2045(a)	869,456
IDR	15,000,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	1,123,048
IDR	10,200,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	863,935

			3,825,767

IRAQ - 0.7%
USD	330	Iraq International Bond, 5.80%, 03/18/2018(a)(b)	326,575
USD	200	Iraq International Bond, 6.75%, 03/09/2023(a)	207,800

			534,375

KAZAKHSTAN - 1.7%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(a)	539,500
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045(a)	865,156

			1,404,656

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
MALAYSIA - 2.2%
MYR	1,600	Malaysia Government Bond, 3.44%, 02/15/2021	$411,146
MYR	900	Malaysia Government Bond, 3.49%, 03/31/2020	231,480
MYR	1,000	Malaysia Government Bond, 4.05%, 09/30/2021	260,268
MYR	2,275	Malaysia Government Bond, 4.74%, 03/15/2046	571,122
MYR	1,100	Malaysia Government Bond, 4.76%, 04/07/2037	286,718

			1,760,734

MEXICO - 0.5%
USD	400	Mexico Government International Bond, 3.50%, 01/21/2021	410,200

MONGOLIA - 1.0%
USD	250	Mongolia (Government of) Credit Linked Note, Zero Coupon, 07/23/2018(g)(k)	240,111
USD	200	Mongolia Government International Bond, 5.13%, 12/05/2022(a)	200,501
USD	400	Mongolia Government International Bond, 5.63%, 05/01/2023(a)	408,003

			848,615

NEW ZEALAND - 9.5%
NZD	3,800	New Zealand Government Bond, 4.50%, 04/15/2027(a)	3,154,950
NZD	6,000	New Zealand Government Bond, 5.00%, 03/15/2019(a)	4,576,876

			7,731,826

NIGERIA - 0.5%
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047(a)	213,651
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032(a)	225,820

			439,471

OMAN - 0.6%
USD	450	Oman Government International Bond, 6.75%, 01/17/2048(a)	457,650

PAKISTAN - 0.3%
USD	220	Pakistan Government International Bond, 6.88%, 12/05/2027(a)	222,123

PARAGUAY - 0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(a)	212,750

PERU - 1.0%
PEN	805	Peru Government Bond, 6.15%, 08/12/2032(a)	277,589
PEN	1,450	Peruvian Government International Bond, 6.95%, 08/12/2031(a)	537,006

			814,595

PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	43,203

ROMANIA - 1.7%
USD	1,260	Romanian Government International Bond, 4.88%, 01/22/2024(a)	1,364,832

RUSSIA - 2.3%
RUB	86,000	Russian Federal Bond - OFZ, 8.15%, 02/03/2027	1,642,104
USD	200	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026(a)	212,550

			1,854,654

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
RWANDA - 0.7%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(a)	$367,500
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023(a)	210,000

			577,500

SENEGAL - 0.7%
USD	200	Senegal Government International Bond, 6.25%, 05/23/2033(a)(h)	209,124
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(a)	374,929

			584,053

SINGAPORE - 0.9%
SGD	900	Singapore Government Bond, 3.38%, 09/01/2033	763,134

SOUTH AFRICA - 2.0%
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,053,072
USD	100	Republic of South Africa Government International Bond, 6.25%, 03/08/2041	111,924
ZAR	5,800	South Africa Government Bond, 8.00%, 01/31/2030	455,056

			1,620,052

SRI LANKA - 2.3%
LKR	165,000	Sri Lanka Government Bond, 10.60%, 09/15/2019	1,095,708
LKR	15,000	Sri Lanka Government Bond, 10.75%, 01/15/2019	98,953
LKR	5,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	32,488
LKR	10,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	68,106
LKR	15,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	104,100
USD	440	Sri Lanka Government International Bond, 6.20%, 05/11/2027(a)	462,680

			1,862,035

SURINAME - 0.3%
USD	200	Republic of Suriname, 9.25%, 10/26/2026(a)	211,000

TANZANIA - 0.1%
USD	111	Tanzania Government International Bond, 6-month USD LIBOR + 6.00%, 7.45%, 03/09/2020(a)(e)(h)(j)	116,528

TURKEY - 0.3%
USD	210	Turkey Government International Bond, 6.00%, 03/25/2027	220,710

UKRAINE - 1.7%
USD	1,260	Ukraine Government International Bond, 7.75%, 09/01/2025(a)	1,357,499

URUGUAY - 0.8%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(h)	53,050
UYU	3,701	Uruguay Government International Bond, 4.38%, 12/15/2028(h)	146,083
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(h)	206,955
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	235,950

			642,038

VENEZUELA - 0.1%
USD	158	Venezuela Government International Bond, 9.25%, 05/07/2028(a)(f)	42,714

Total Government Bonds - 63.5% (cost $50,229,862)			51,643,196

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Value
SHORT-TERM INVESTMENT - 6.1%
UNITED STATES - 6.1%
4,985,722	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(l)	$4,985,722

	Total Short-Term Investment - 6.1% (cost $4,985,722)	4,985,722

	Total Investments - 136.8% (cost $108,654,868)	111,337,181

	Liabilities in Excess of Other Assets - (36.8)%	(29,930,159)

	Net Assets - 100.0%	$81,407,022

(a)	Denotes a restricted security.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	This security is government guaranteed.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(f)	Security is in default.

(g)	Illiquid security.

(h)	Sinkable security.

(i)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(j)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.

(k)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.

(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro Currency

GBP	-	British Pound Sterling

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RUB	-	New Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/06/2018	HSBC Bank	AUD	2,899,850	USD	2,200,000	$2,336,632	$136,632
British Pound/United States Dollar
03/01/2018	Royal Bank of Canada	GBP	177,500	USD	250,042	252,270	2,228
Chinese Yuan Renminbi Offshore/United States Dollar
02/02/2018	BNP Paribas	CNY	4,736,225	USD	711,611	752,833	41,222
02/02/2018	HSBC Bank	CNY	2,658,312	USD	399,999	422,544	22,545
04/27/2018	Goldman Sachs	CNH	7,394,538	USD	1,161,446	1,168,554	7,108
04/27/2018	HSBC Bank	CNY	1,272,940	USD	200,000	201,338	1,338
Euro/United States Dollar
02/12/2018	Royal Bank of Canada	EUR	22,000	USD	26,548	27,331	783
02/12/2018	UBS	EUR	6,500	USD	7,679	8,075	396
New Russian Ruble/United States Dollar
02/22/2018	Deutsche Bank	RUB	88,319,000	USD	1,494,147	1,567,247	73,100
Philippine Peso/United States Dollar
03/23/2018	Goldman Sachs	PHP	38,244,750	USD	750,000	743,954	(6,046)
Singapore Dollar/United States Dollar
03/05/2018	Citibank	SGD	134,426	USD	100,000	102,544	2,544
03/08/2018	BNP Paribas	SGD	2,568,168	USD	1,908,832	1,959,210	50,378
South Korean Won/United States Dollar
04/06/2018	HSBC Bank	KRW	3,670,006,500	USD	3,450,000	3,443,881	(6,119)
Thai Baht/United States Dollar
04/12/2018	Goldman Sachs	THB	60,600,000	USD	1,936,969	1,939,097	2,128

						$14,925,510	$328,237

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2018

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Australian Dollar
02/06/2018	Citibank	USD	1,619,153	AUD	2,150,158	$1,732,548	$(113,395)
03/23/2018	HSBC Bank	USD	2,730,573	AUD	3,569,068	2,875,445	(144,872)
United States Dollar/British Pound
03/01/2018	Barclays Bank	USD	2,635,576	GBP	1,958,000	2,782,784	(147,208)
United States Dollar/Euro
02/12/2018	Royal Bank of Canada	USD	3,573,628	EUR	3,067,000	3,810,202	(236,574)
02/12/2018	UBS	USD	119,719	EUR	100,000	124,232	(4,513)
United States Dollar/New Russian Ruble
02/22/2018	Deutsche Bank	USD	1,495,159	RUB	88,319,000	1,567,247	(72,088)
United States Dollar/New Zealand Dollar
02/28/2018	HSBC Bank	USD	1,922,217	NZD	2,800,000	2,062,730	(140,513)
United States Dollar/South African Rand
04/10/2018	Deutsche Bank	USD	411,992	ZAR	5,152,000	430,622	(18,630)
United States Dollar/South Korean Won
04/06/2018	HSBC Bank	USD	250,000	KRW	266,825,000	250,385	(385)

						$15,636,195	$(878,178)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	16,500,000	10/24/2027	Citibank	Receive	3-month LIBOR index	2.36%	$—	$447,049
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	—	172,926

								$619,975

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakdown of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	$—	$54,708,263	$—	$54,708,263
Government Bonds	—	51,403,085	240,111	51,643,196
Short-Term Investment	4,985,722	—	—	4,985,722

Total Investments	$4,985,722	$106,111,348	$240,111	$111,337,181

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$619,975	$—	$619,975
Forward Foreign Currency Exchange Contracts	—	340,402	—	340,402

Total Other Financial Instruments	$—	$960,377	$—	$960,377

Total Assets	$4,985,722	$107,071,725	$240,111	$112,297,558

Liabilities Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(890,343)	$—	$(890,343)

Total Liabilities	$—	$(890,343)	$—	$(890,343)

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each fiscal period. During the period ended January 31, 2018, there have been no transfers between levels and no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented. The valuation technique used at January 31, 2018 was a single unadjusted broker quote. The inputs utilized by the broker to value the investment were not available.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: March 29, 2018